Deferred Income Taxes - Carryforward Losses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unused non-capital losses	$ 6,959,000	$ 6,579,000	$ 6,519,000
2014
Unused non-capital losses	207,000
2015
Unused non-capital losses	473,000
2026
Unused non-capital losses	790,000
2027
Unused non-capital losses	3,463,000
2028
Unused non-capital losses	636,000
2029
Unused non-capital losses	639,000
2030
Unused non-capital losses	260,000
2031
Unused non-capital losses	260,000
2032
Unused non-capital losses	$ 231,000